Partnership Organization (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General partner ownership interest (in percent)	0.001%
Limited Partners' capital account, units outstanding (in shares)	56,358,792	56,200,555
Partners' capital account, units held in treasury (in shares)	703,191	861,428
Per-unit distribution made to limited partners (in dollars per share)	$ 3.455
Payments of Distributions to Affiliates	$ 194,756	$ 187,182	$ 172,614